NOTE 8 - STOCKHOLDER EQUITY (Details)									1 Months Ended										6 Months Ended	12 Months Ended
	Nov. 06, 2017 $ / shares shares	Nov. 03, 2017 USD ($) $ / shares shares	Jun. 16, 2017 $ / shares shares	Apr. 01, 2017 shares	Mar. 15, 2017 USD ($) $ / shares	Dec. 08, 2016 $ / shares shares	May 11, 2015 USD ($) shares	Jan. 09, 2013 $ / shares shares	Jul. 31, 2017 shares	Jun. 30, 2017 shares	Apr. 30, 2017 shares	Dec. 31, 2016 USD ($) $ / shares shares	Jul. 30, 2016 shares	Jun. 30, 2016 shares	Jun. 29, 2016 shares	May 31, 2016 shares	Feb. 29, 2016 shares	Feb. 28, 2016 shares	Jul. 31, 2013 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 09, 2017 $ / shares	Nov. 08, 2017 $ / shares	Nov. 18, 2016 shares	Nov. 17, 2016 shares
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized												1,000,000								1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares												$ 0.001								$ 0.001	$ 0.001
Conversion of Stock, Shares Issued												18,188	19,844	54,759	60,846	197,713	54,859
Conversion of Stock, Shares Converted													20		65
Convertible Preferred Dividends, Net of Tax (in Dollars) | $																				$ 116,868
Stock Issued During Period, Shares, New Issues			100,000																	4,131,536	3,798,417
Class of Warrant or Rights, Granted								1,330,627												4,479,974	2,049,504
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares								$ 2.61
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars) | $																				$ 6,041,214
Payments of Stock Issuance Costs (in Dollars) | $																				$ 186,075	$ 490,543
Warrants, Fair Value of Warrants, Granted (in Dollars) | $					$ 543,927
Common Stock, Shares Authorized												200,000,000								200,000,000	200,000,000			200,000,000	50,000,000
Common Stock, Shares, Outstanding												22,588,184								29,321,204	22,588,184
Common Stock, Shares, Issued												22,588,184								29,321,204	22,588,184
Stock Issued During Period, Shares, Share-based Compensation, Gross						20,875														124,750
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 1.37			$ 1.36														$ 1.53		$ 1.49	$ 1.52
Stock Issued During Period, Value, Issued for Services (in Dollars) | $																				$ 3,386,617	$ 2,471,050
Proceeds from Issuance or Sale of Equity (in Dollars) | $																				$ 6,011,229	$ 5,226,368
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																				0.00%	0.00%
Share Price (in Dollars per share) | $ / shares					$ 1.37															$ 1.44
Stock Issued During Period, Shares, Restricted Stock Award, Gross																				135,000
Stock Repurchased and Retired During Period, Shares				10,744							10,744
Registration Payment Arrangement, Accrual Carrying Value (in Dollars) | $												$ 0								$ 0	$ 0
Series A Preferred Stock [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized												200								200	200
Series B Preferred Stock [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized												600								600	600
Series C Preferred Stock [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized												4,200								4,200	4,200
Conversion of Stock, Shares Issued									19,844	60,846		18,188				197,713		54,859		80,690
Conversion of Stock, Shares Converted									20	65		20		70		236	75	75		85
Temporary Equity, Shares Issued												1,070								985	1,070
Temporary Equity, Shares Outstanding												1,070								985	1,070
Preferred Stock, Dividend Rate, Percentage								9.00%
Convertible Preferred Stock, Terms of Conversion								Any holder of Series C Preferred Stock is entitled at any time to convert any whole or partial number of shares of Series C Preferred Stock into shares of our common stock at a price of $1.50 per share. The Series C Preferred Stock is subject to full ratchet anti-dilution price protection upon the issuance of equity or equity-linked securities at an effective common stock purchase price of less than $1.50 per share as well as other customary anti-dilution protection.In the event that: (i) we fail to, or announce our intention not to, deliver common stock share certificates upon conversion of our Series C Preferred Stock prior to the seventh trading day after such shares are required to be delivered,(ii) we fail for any reason to pay in full the amount of cash due pursuant to our failure to deliver common stock share certificates upon conversion of our Series C Preferred Stock within five calendar days after notice therefor is delivered,(iii) we fail to have available a sufficient number of authorized and unreserved shares of common stock to issue upon a conversion of our Series C Preferred Stock, (iv) we fail to observe or perform any other covenant, agreement or warranty contained in, or otherwise commit any breach of our obligations under, the securities purchase agreement, the registration rights agreement, the certificate of designation or the warrants entered into pursuant to the private placement transaction for our Series C Preferred Stock, which failure or breach could have a material adverse effect, and such failure or breach is not cured within 30 calendar days after written notice was delivered,(v) we are party to a change of control transaction,(vi) we file for bankruptcy or a similar arrangement or are adjudicated insolvent,(vii) we are subject to a judgment, including an arbitration award against us, of greater than $100,000, and such judgment remains unvacated, unbonded or unstayed for a period of 45 calendar days,The holders of the Series C Preferred Stock are entitled, among other rights, to redeem their shares of Series C Preferred Stock at any time for greater than their stated value or increase the dividend rate on their shares of Series C Preferred Stock to 18%.
Stock Issued During Period, Shares, New Issues							450												2,181
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars) | $							$ 450,000
Series D Preferred Stock [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized																				1,400
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares		$ 0.001										$ 0.001								$ 0.001	$ 0.001
Conversion of Stock, Shares Converted																				1,334
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares		$ 1,500
Preferred Stock, Conversion Price (in Dollars per share)		1.50
Preferred Stock, Dividend Rate, Percentage		9.00%
Convertible Preferred Stock, Terms of Conversion		Upon the conversion of Preferred Shares prior to November 3, 2020, the Company shall also pay to the Holders of the Preferred Shares so converted cash, or at the Company’s option, Common Stock or a combination thereof, with respect to the Preferred Shares so converted in an amount equal to $270 per $1,000 of Stated Value of the Preferred Shares being converted, less the amount of all prior dividends paid on such converted Preferred Shares before the relevant date of conversion.
Stock Issued During Period, Shares, New Issues		1,334
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars) | $		$ 1,929,960
Payments of Stock Issuance Costs (in Dollars) | $		$ 70,040
Dividends Payable (in Dollars) | $																				$ 28,618
Proceeds from Issuance or Sale of Equity (in Dollars) | $																				$ 1,929,960
Private Placement [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted																				2,246,300	2,040,504
Exchange of Outstanding Warrants for Class B Warrants [Member] | Series C Preferred Stock [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Conversion of Stock, Shares Issued														54,759
Conversion of Stock, Shares Converted														70
Exchange of Outstanding Warrants for Class B Warrants [Member] | Series D Preferred Stock [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 1.50
Warrants, Fair Value of Warrants, Granted (in Dollars) | $		$ 780,506
Sale of Class A Warrants [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted		667,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 1.75
Class A Warrant Adjustment [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 1.50
Warrant Adjustment, Additional Shares Issued Upon Exercise	111,167
Services Provided [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares												1.93									$ 1.93
Stock Issued During Period, Shares, Issued for Services																					545,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $																					$ 1,051,850
Exercise of Options [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross																					83,545
Stock Issued During Period, Value, Stock Options Exercised (in Dollars) | $																					$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																					0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																					122.82%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																					1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																					5 years
Share Price (in Dollars per share) | $ / shares												1.84									$ 1.84
Common Stock Issued for Services [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services																				446,788
Stock Issued During Period, Value, Issued for Services (in Dollars) | $																				$ 681,367
2012 Equity Incentive Plan [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross																					790,000
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars) | $																					$ 1,419,200
Shares Issued, Price Per Share (in Dollars per share) | $ / shares												$ 1.80								$ 1.48	$ 1.80
Stock Issued During Period, Shares, Issued for Services																				1,825,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $																				$ 2,705,250
Restricted Stock Units (RSUs) [Member]
NOTE 8 - STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																					220,000